SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Other Property and Equipment. The following table presents the estimated useful lives of our other property and equipment:

Pipelines and related facilities	10 - 17 years
Transportation and other equipment	3 - 20 years
Buildings	30 - 40 years